Provision for Payments in Lieu of Corporate Income Taxes - Major Components of Income Tax Expense (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Tax Expense Benefit [Line Items]
Deferred provision (recovery) for PILs	10	(2)
Total provision for PILs	89	109
PILs [Member]
Components Of Income Tax Expense Benefit [Line Items]
Current provision for PILs	79	111
Deferred provision (recovery) for PILs	10	(2)
Total provision for PILs	89	109
Effective income tax rate	10.63%	11.98%